UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30th, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management LP
Address: 6300 Bridgepoint Parkway
	 Building One, Suite 320
	 Austin, TX 78730

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Russell Wilkins
Title:    Senior Vice President
Phone:    512-767-6700
Signature, Place, and Date of Signing:



Russell Wilkins,    Austin, TX   August 3rd, 2012

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

  FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  61
Form 13F Information Table Value Total:   $15340380
List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group Inc.              common           02209S103     1341    38800 SH       SOLE                                      38800
American Express               common           025816109    14349   246500 SH       SOLE                   235000             11500
Apollo Group Inc.              common           037604105   260681  7203135 SH       SOLE                  7165435             37700
Avon Products, Inc.            common           054303102   264441 16313475 SH       SOLE                 16295525             17950
BNY Mellon Corp.               common           064058100   170457  7765696 SH       SOLE                  7765446               250
Bank of America Corp           common           060505104    46430  5676000 SH       SOLE                  5676000
Becton Dickinson               common           075887109   158048  2114360 SH       SOLE                  2076960             37400
Berkshire Hath A               common           084670108    15618      125 SH       SOLE                                        125
Berkshire Hath B               common           084670702     3430    41165 SH       SOLE                                      41165
C.R. Bard, Inc.                common           067383109   779134  7251808 SH       SOLE                  7238508             13300
Cisco Systems Inc.             common           17275R102   789858 46002230 SH       SOLE                 45894030            108200
Clorox Company                 common           189054109   489197  6751270 SH       SOLE                  6695211             56059
Coca-Cola Co.                  common           191216100   529023  6765861 SH       SOLE                  6577603            188258
Colgate-Palmolive              common           194162103   100118   961750 SH       SOLE                   961150               600
Comcast Corp. A                common           20030N200   281255  8957164 SH       SOLE                  8904764             52400
ConocoPhillips                 common           20825C104   369446  6611419 SH       SOLE                  6594169             17250
Corning Inc.                   common           219350105   171565 13268764 SH       SOLE                 13156764            112000
Covidien Ltd.                  common           G2554F113    89831  1679075 SH       SOLE                  1665700             13375
Ebay Inc.                      common           278642103    52512  1250000 SH       SOLE                  1250000
Equifax Inc                    common           294429105     2372    50900 SH       SOLE                                      50900
Exxon Mobil Corp.              common           30231G102   187591  2192256 SH       SOLE                  2182256             10000
Goldman Sachs Grp              common           38141G104    62951   656700 SH       SOLE                   656700
H&R Block Inc.                 common           093671105   205828 12880372 SH       SOLE                 12789872             90500
Hewlett-Packard                common           428236103   219028 10891478 SH       SOLE                 10861978             29500
Intel Corporation              common           458140100    69610  2612000 SH       SOLE                  2612000
Janus Capital Grp              common           47102X105    40515  5181000 SH       SOLE                  5181000
Johnson & Johnson              common           478160104   546735  8092590 SH       SOLE                  8001995             90595
Lancaster Colony               common           513847103    32757   460000 SH       SOLE                   460000
Leucadia National              common           527288104      318    14950 SH       SOLE                                      14950
Liberty Int. Corp.             common           53071M104    73409  4126436 SH       SOLE                  4000135            126301
Markel Corp                    common           570535104      353      800 SH       SOLE                                        800
Medtronic Inc.                 common           585055106    15492   400000 SH       SOLE                   400000
Microsoft Corp.                common           594918104   922212 30147492 SH       SOLE                 29878672            268820
News Corp CL B                 common           65248E203     2243    99600 SH       SOLE                    19600             80000
News Corp Cl A                 common           65248E104  1801555 80823447 SH       SOLE                 80410247            413200
Northern Trust Corp.           common           665859104    25794   560500 SH       SOLE                   560500
Patterson Companies            common           703395103   104156  3021650 SH       SOLE                  3021650
PepsiCo, Inc.                  common           713448108  1573689 22271288 SH       SOLE                 22100738            170550
Pfizer Inc.                    common           717081103   404310 17578694 SH       SOLE                 17432844            145850
Philip Morris Intl             common           718172109     3769    43189 SH       SOLE                                      43189
Procter & Gamble               common           742718109  1682193 27464378 SH       SOLE                 27310128            154250
Research in Motion             common           760975102    83097 11244486 SH       SOLE                 11233586             10900
Resource America               common           761195205     9905  1552462 SH       SOLE                  1515862             36600
Staples Inc.                   common           855030102    29663  2273000 SH       SOLE                  2273000
State Street Corp              common           857477103    84758  1898700 SH       SOLE                  1898700
Stryker Corporation            common           863667101   307915  5588299 SH       SOLE                  5540299             48000
Sysco Corporation              common           871829107   837952 28109748 SH       SOLE                 27970398            139350
TJX Companies Inc.             common           872540109      667    15526 SH       SOLE                                      15526
Tesco Plc                      common           881575302     1993   136500 SH       SOLE                                     136500
The Bancorp Inc.               common           05969A105    22871  2420194 SH       SOLE                  2148507            271687
Toyota Ind. ADR                common           892330101    34526  1217877 SH       SOLE                  1217877
U.S. Bancorp                   common           902973304   410783 12773091 SH       SOLE                 12663973            109118
United Parcel Service          common           911312106     2111    26801 SH       SOLE                                      26801
UnitedHealth Group             common           91324P102   136554  2334264 SH       SOLE                  2334164               100
Viacom Inc Cl B                common           92553P201   568348 12087366 SH       SOLE                 11942741            144625
Viacom Inc. Cl A               common           92553P102      967    18975 SH       SOLE                                      18975
Wal-Mart Stores                common           931142103   239794  3439384 SH       SOLE                  3387783             51601
Walgreen Company               common           931422109     1541    52100 SH       SOLE                                      52100
Wells Fargo & Co               common           949746101      642    19200 SH       SOLE                                      19200
Western Union                  common           959802109     2363   140300 SH       SOLE                                     140300
WisdomTree Japan SmCap Div                      97717W836      316 7400.000 SH       SOLE                 7400.000